PROMISSORY NOTE TO RELATED PARTY (Details Narrative) - USD ($)			12 Months Ended
	Aug. 16, 2024	Mar. 13, 2023	Jun. 30, 2025	Jun. 30, 2024	Mar. 31, 2026	Jul. 31, 2025	Aug. 31, 2024	Jul. 31, 2024
Short-Term Debt [Line Items]
Conversion of stock, value	$ 675,888
Conversion of stock, shares	9,655,542
Stock price per share	$ 0.07
Common stock shares issued			1,262,680,891	1,221,346,586	1,302,942,407	7,744,445	21,988,335	21,988,335
Accretion of liability			$ 84,718	$ 103,380
Interest rate			2
Interest expense			$ 1,738	$ 13,536
May Twelve Two Thousand And Twenty Five [Member] | Promissory Note [Member]
Short-Term Debt [Line Items]
Face value principal amount		$ 481,023
Risk free interest rate			4.03%
Credit spread percentage			11.60%
August Sixteen Two Thousand And Twenty Four [Member] | Borneo Oil Berhad [Member]
Short-Term Debt [Line Items]
Common stock shares issued			9,655,542
Account payable			$ 675,888
Debt Agreement [Member]
Short-Term Debt [Line Items]
Face value principal amount		$ 675,888
Percentage of coupan interest		2.00%
Common stock per share		$ 0.07